Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

Balance as of December 31, 2021	$14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance as of December 31, 2022	6,406
Additions of intangible assets	16,025
Less: Impairment losses	(1,035)
Balance as of December 31, 2023	$21,396
Additions of intangible assets	9,258
Less: Impairment losses	(781)
Balance as of December 31, 2024	29,873

Schedule of Bitcoin Production

The following table presents our bitcoin mining activities for the year ended December 31, 2024.

	Number of bitcoins	Amount

Balance as of December 31, 2023	675.65	$17,871,099
Receipt of BTC from mining services and investment income	61.10	9,257,897
Impairment of BTC	-	(781,003)
Balance as of December 31, 2024	736.75	26,347,993

The following table presents our Etherum mining activities for the year ended December 31, 2024.

	Number of Etherums	Amount

Balance as of December 31, 2023	2,949.79	$3,525,001
Receipt of ETH from mining services and investment income	-	-
Impairment loss	-	-
Balance as of December 31, 2024	2,949.79	3,525,001